AST BOND PORTFOLIO 2029
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 84.0%
Commercial Mortgage-Backed Securities — 18.7%
BANK,
Series 2017-BNK08, Class A3
3.229%	11/15/50	10	$11,082
Series 2018-BN14, Class A1
3.277%	09/15/60	13	13,573
CD Mortgage Trust,
Series 2017-CD05, Class A1
2.028%	08/15/50	15	15,381
CFCRE Commercial Mortgage Trust,
Series 2016-C04, Class A1
1.501%	05/10/58	4	4,213
Series 2016-C07, Class A1
1.971%	12/10/54	19	18,750
Citigroup Commercial Mortgage Trust,
Series 2016-C01, Class A1
1.506%	05/10/49	5	4,749
Series 2016-C02, Class A1
1.499%	08/10/49	5	4,741
Series 2016-P04, Class A3
2.646%	07/10/49	10	10,602
Commercial Mortgage Trust,
Series 2012-LC04, Class A4
3.288%	12/10/44	33	33,297
Series 2013-LC06, Class ASB
2.478%	01/10/46	22	22,688
Series 2015-LC21, Class A4
3.708%	07/10/48	50	55,290
Series 2016-DC02, Class A1
1.820%	02/10/49	19	19,092
DBJPM Mortgage Trust,
Series 2017-C06, Class A1
1.907%	06/10/50	19	18,788
Fannie Mae-Aces,
Series 2017-M13, Class A1
2.746%	09/25/27	13	13,765
Series 2018-M04, Class A1
3.047%(cc)	03/25/28	16	17,001
GS Mortgage Securities Trust,
Series 2013-GC12, Class AAB
2.678%	06/10/46	25	25,890
Series 2017-GS07, Class A1
1.950%	08/10/50	39	38,660
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class A1
1.969%	09/15/50	39	38,789
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A1
1.423%	06/15/49	2	1,924
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-LC09, Class A5
2.840%	12/15/47	40	40,989
Series 2013-LC11, Class A4
2.694%	04/15/46	18	18,794
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class A3
3.077%	03/15/48	48	$50,855
Morgan Stanley Capital I Trust,
Series 2016-UB11, Class A1
1.445%	08/15/49	11	10,988
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A1
2.139%	11/15/50	28	28,646
Series 2018-C11, Class A1
3.211%	06/15/51	18	18,284
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C02, Class A3
3.058%	05/10/63	10	10,203
Series 2012-C04, Class A5
2.850%	12/10/45	55	57,011
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK01, Class A1
1.321%	08/15/49	12	12,092
Series 2016-C35, Class A1
1.392%	07/15/48	10	9,590
Series 2017-C38, Class A1
1.968%	07/15/50	8	7,657

Total Commercial Mortgage-Backed Securities (cost $613,786)			633,384
Corporate Bonds — 12.7%
Aerospace & Defense — 0.3%
General Dynamics Corp.,
Gtd. Notes
3.625%	04/01/30	5	5,951
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
4.400%	05/01/30	5	6,163
			12,114
Agriculture — 0.2%
Archer-Daniels-Midland Co.,
Sr. Unsec’d. Notes
3.250%	03/27/30	5	5,711
Airlines — 1.0%
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33	35	32,745
Apparel — 0.3%
NIKE, Inc.,
Sr. Unsec’d. Notes
2.750%	03/27/27	10	11,089
Banks — 2.1%
Goldman Sachs Group, Inc. (The),
Sub. Notes
4.250%	10/21/25	20	22,692
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
4.493%(ff)	03/24/31	15	18,293
A1

AST BOND PORTFOLIO 2029 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
4.478%(ff)	04/04/31	25	$30,240
			71,225
Beverages — 0.3%
PepsiCo, Inc.,
Sr. Unsec’d. Notes
2.750%	03/19/30	10	11,193
Commercial Services — 2.0%
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.800%	11/01/25	35	38,860
Moody’s Corp.,
Sr. Unsec’d. Notes
3.750%	03/24/25	25	28,168
			67,028
Cosmetics/Personal Care — 0.2%
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
3.000%	03/25/30	5	5,797
Diversified Financial Services — 0.2%
Mastercard, Inc.,
Sr. Unsec’d. Notes
3.300%	03/26/27	5	5,718
Electric — 0.7%
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes, 144A
3.700%	07/15/30	10	11,747
4.050%	04/15/25	10	11,404
			23,151
Healthcare-Products — 0.1%
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.600%	10/01/29	5	5,446
Healthcare-Services — 0.4%
Humana, Inc.,
Sr. Unsec’d. Notes
4.875%	04/01/30	10	12,491
Household Products/Wares — 0.1%
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
3.100%	03/26/30	2	2,287
Machinery-Diversified — 0.2%
Deere & Co.,
Sr. Unsec’d. Notes
3.100%	04/15/30	5	5,718
Media — 0.2%
Comcast Corp.,
Gtd. Notes
3.400%	04/01/30	5	5,762
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Miscellaneous Manufacturing — 0.2%
3M Co.,
Sr. Unsec’d. Notes
3.050%	04/15/30	5	$5,710
Pharmaceuticals — 0.8%
Cigna Corp.,
Gtd. Notes
3.400%	03/01/27	25	28,053
Pipelines — 1.1%
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.000%	09/15/25	35	38,790
Retail — 0.7%
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.500%	07/01/27	15	17,088
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
4.200%	04/01/30	5	5,992
			23,080
Semiconductors — 0.8%
Broadcom, Inc.,
Gtd. Notes
3.459%	09/15/26	10	10,951
Intel Corp.,
Sr. Unsec’d. Notes
3.750%	03/25/27	15	17,503
			28,454
Telecommunications — 0.8%
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.000%	03/22/27	5	5,570
3.150%	03/22/30	20	22,570
			28,140

Total Corporate Bonds (cost $383,981)			429,702
Sovereign Bonds — 6.4%
Province of Alberta (Canada),
Sr. Unsec’d. Notes
3.300%	03/15/28	50	58,174
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
1.750%	09/27/24	50	52,640
Province of Manitoba (Canada),
Sr. Unsec’d. Notes, Series GX
2.600%	04/16/24	50	53,654
Province of Quebec (Canada),
Sr. Unsec’d. Notes, Series QX
1.500%	02/11/25	50	52,139

Total Sovereign Bonds (cost $214,814)			216,607

A2

AST BOND PORTFOLIO 2029 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations — 13.3%
Federal Home Loan Bank
3.250%	11/16/28(k)	200	$239,851
Federal Home Loan Mortgage Corp.
1.500%	02/12/25	100	104,868
Federal National Mortgage Assoc.
1.625%	01/07/25	100	105,333

Total U.S. Government Agency Obligations (cost $418,720)			450,052
U.S. Treasury Obligations — 32.9%
U.S. Treasury Bonds
1.250%	05/15/50	15	14,215
3.000%	05/15/45	10	13,389
U.S. Treasury Notes
0.625%	08/15/30	10	9,942
2.125%	05/15/25	105	114,007
2.250%	11/15/27	5	5,621
2.375%	08/15/24	270	292,592
3.125%	11/15/28(k)	550	662,406

Total U.S. Treasury Obligations (cost $1,052,939)			1,112,172

Total Long-Term Investments (cost $2,684,240)			2,841,917

	Shares
Short-Term Investment — 16.4%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $555,777)(w)	555,777	555,777

TOTAL INVESTMENTS—100.4% (cost $3,240,017)		3,397,694

Liabilities in excess of other assets(z) — (0.4)%		(12,360)

Net Assets — 100.0%		$3,385,334

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
Aces	Alternative Credit Enhancements Securities
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
Q	Quarterly payment frequency for swaps
S	Semiannual payment frequency for swaps

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
3	10 Year U.S. Ultra Treasury Notes	Dec. 2020	$479,766	$(810)
Short Positions:
1	2 Year U.S. Treasury Notes	Dec. 2020	220,961	(17)
9	5 Year U.S. Treasury Notes	Dec. 2020	1,134,281	(1,200)
7	10 Year U.S. Treasury Notes	Dec. 2020	976,719	(1,671)
				(2,888)
				$(3,698)
A3

AST BOND PORTFOLIO 2029 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest rate swap agreements outstanding at September 30, 2020:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreement:
2,522	12/28/29	2.490%(S)	3 Month LIBOR(2)(Q)	$340,049	$438,296	$98,247

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A4